Defined Benefit Pension Plan - Schedule of Pension Plan Asset Allocations (Details) - Pension Plan	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations percentage	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations percentage	10.00%	11.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations percentage	90.00%	89.00%